Related parties (Tables)	12 Months Ended
Dec. 31, 2018
Executive Board and Board of Directors loans
in	2018		2017	2016
Executive Board loans (CHF million)
Balance at beginning of period	26	[1]	25	26
Additions	8		3	6
Reductions	(1)		(2)	(7)
Balance at end of period	33	[1]	26	25
Board of Directors loans (CHF million)
Balance at beginning of period	11	[2]	10	8
Additions	0		1	3
Reductions	(1)		0	(1)
Balance at end of period	10	[2]	11	10
1 The number of individuals with outstanding loans at the beginning and the end of the year was eight.
2 The number of individuals with outstanding loans at the beginning and the end of the year was four.

Loans outstanding made by the Group or any subsidiaries to equity method investees
Loans made by the Group or any subsidiaries to equity method investees
in	2018	2017	2016
Loans to equity method investees (CHF million)
Balance at beginning of period	173	173	135
Net borrowings/(repayments)	158	0	38
Balance at end of period	331	173	173

Bank
Executive Board and Board of Directors loans
Executive Board and Board of Directors loans
	2018		2017	2016
Loans to members of the Executive Board (CHF million)
Balance at beginning of period	26	[1]	25	26
Additions	8		3	6
Reductions	(1)		(2)	(7)
Balance at end of period	33	[1]	26	25
Loans to members of the Board of Directors (CHF million)
Balance at beginning of period	11	[2]	10	8
Additions	0		1	3
Reductions	(1)		0	(1)
Balance at end of period	10	[2]	11	10
1 The number of individuals with outstanding loans at the beginning and the end of the year was seven and eight, respectively.
2 The number of individuals with outstanding loans at the beginning and the end of the year was four.

Schedule of Related Party Transactions [Table Text Block]
Related party assets and liabilities
end of	2018	2017
Assets (CHF million)
Net loans	5,305	4,100
Other assets	508	208
Total assets	5,813	4,308
Liabilities (CHF million)
Due to banks/customer deposits	1,338	1,141
Short-term borrowings	493	489
Long-term debt	23,456	15,612
Other liabilities	1,122	851
Total liabilities	26,409	18,093
Related party revenues and expenses
in	2018	2017		2016
Revenues (CHF million)
Interest and dividend income	10	2		(2)
Interest expense	(924)	(574)		(280)
Net interest income	(914)	(572)		(282)
Commissions and fees	87	46		41
Other revenues	72	67		119
Net revenues	(755)	(459)		(122)
Expenses (CHF million)
Total operating expenses	1,642	1,044	[1]	152
1 Prior period has been corrected.
Related party guarantees
end of	2018	2017
Guarantees (CHF million)
Credit guarantees and similar instruments	5	4
Total guarantees	5	4